SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Additional adjustment due to change in functional currency	$ (28,058,114)
Short-term investments	273,439,102	$ 16,672,811
Impairment loss	$ 0	0	0
Patents and licenses [member]
IfrsStatementLineItems [Line Items]
Useful life of intangible assets	12 years
Guaranteed investment certificates [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Investment interest rate range	3.40%
Guaranteed investment certificates [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Investment interest rate range	4.91%
Warrants [member]
IfrsStatementLineItems [Line Items]
Additional adjustment due to change in functional currency	$ 14,961,966
Share capital [member]
IfrsStatementLineItems [Line Items]
Adjustment due to change in functional currency	28,058,114
Warrants [member]
IfrsStatementLineItems [Line Items]
Adjustment due to change in functional currency	204,117
Additional adjustment due to change in functional currency	(15,166,108)
Share premium [member]
IfrsStatementLineItems [Line Items]
Adjustment due to change in functional currency	8,255,576
Additional adjustment due to change in functional currency	35,732,933
Retained earnings [member]
IfrsStatementLineItems [Line Items]
Adjustment due to change in functional currency	36,855,727
Additional adjustment due to change in functional currency	$ 36,855,727